Note 9. Effect of Recast on Prior Period Reporting Due to Adoption of ASU 2017-11 (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Income Restated

The table below summarizes the effect of the adoption on net loss and accumulated deficit for the years ended December 31, 2014 through 2016.

	2014	2015	2016
Decrease (increase) to net loss:
Change in fair value of derivative liability	$ 1,904,233	$ (2,049,663)	$ 325,719
Amortization of debt discount	22,254	46,886	73,567
	$ 1,926,487	$ (2,002,777)	399,286
Net loss as originally reported			(1,183,359)
Net loss as adjusted			$ (784,073)

	2014	2015	2016
Effect on accumulated deficit:

Balance January 1	$ (31,084,176)	$ (32,535,064)	$ (34,484,599)
Preferred stock dividends	(101,600)	(101,600)	(101,600)
Net (loss) income for year	(3,275,775)	154,842	(1,183,359)
Adjustment to net (loss) income	1,926,487	(2,002,777)	399,286

Balance December 31	$ (32,535,064)	$ (34,484,599)	$ (35,370,272)

Schedule of Debts Restated

The table below depicts the effect of the adoption on the presentation of the debentures payable at December 31, 2016.

		Convertible		Unamortized
	Debenture	Debenture	Derivative	Finance
	Payable	Payable	Liability	Costs

As originally reported December 31, 2016	$ 4,748	$ 137,959	$ 2,030,289	$ 107,182
Adjustments:
Reversal of derivative liability			(2,030,289)
Reversal of unamortized debt discount	45,252	1,662,041
Offset of unamortized finance costs	(3,178)	(104,004)		(107,182)
Balances as adjusted at December 31, 2016	$ 46,822	$ 1,695,996	$ -	$ -